                                THOMPSON PLUMB
                                 FUNDS, INC.



                                ANNUAL REPORT
                              November 30, 1996


                         THOMPSON PLUMB BALANCED FUND

                           THOMPSON PLUMB BOND FUND

                          THOMPSON PLUMB GROWTH FUND


                       8201 Excelsior Drive, Suite 200
                           Madison, Wisconsin 53717
                          Telephone:  (608) 831-1300

                       -------------------------------

                         [THOMPSON PLUMB FUNDS, INC.]

January 15, 1997
                        ANNUAL REPORT TO SHAREHOLDERS
Dear Fellow Shareholder:

We are proud to present you the following report depicting the investments and returns of our family of mutual funds for the period ending November 30, 1996. Last year was a very strong year for the performance of our equity oriented funds. The goals for each fund are as follows:

THOMPSON PLUMB BALANCED FUND
This Fund seeks to realize a combination of income and capital appreciation, which will result in the highest total return while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while at the same time preserving investment capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not a primary objective of the Growth Fund, the Fund anticipates that capital growth will be accompanied by growth through dividend income.

We hope that you find the report clear and concise and that it provides you with a sufficient amount of detailed information in order to be able to review your investment. We welcome your comments and questions.

Sincerely,




                  [Signature]            [Signature]

                  John W. Thompson, CFA  Thomas G. Plumb, CFA
                  Chairman & Secretary   President & Treasurer

                     THIS PAGE INTENTIONALLY LEFT BLANK

                         THOMPSON PLUMB FUNDS, INC.
                        ANNUAL REPORT TO SHAREHOLDERS

                              November 30, 1996

                                  CONTENTS



                                                            Page(s)

REPORT TO SHAREHOLDERS ..................................     1

INVESTMENT REVIEWS
    Balanced Fund .......................................     4
    Bond Fund ...........................................     5
    Growth Fund .........................................     6

FINANCIAL STATEMENTS
     Statement of assets and liabilities ................     7
     Schedule of investments ............................  8-12
     Statement of operations ............................    13
     Statement of changes in net assets .................    14
     Notes to financial statements ...................... 15-19
     Financial highlights ............................... 20-22

REPORT OF INDEPENDENT ACCOUNTANTS .......................    23


This annual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                         THOMPSON PLUMB FUNDS, INC.
                        ANNUAL REPORT TO SHAREHOLDERS

                              November 30, 1996

                       BALANCED FUND INVESTMENT REVIEW

This is the third full year that I have managed this Fund on your behalf. Its cumulative return of 55.52 percent outperformed the average balanced fund return of 40.29 percent by over 15 percent for those three years*. This past year's return of 25.80 percent outperformed the average balanced fund return of
14.74 percent by over 11 percent.* This marked the second year in a row of +20 percent returns. The primary factors contributing to this absolute and relative performance were our asset allocation and stock selection. Our stock exposure remained near the high end of our maximum range of 75 percent. Our stock and industry selection also proved beneficial with our technology and healthcare holdings providing significant absolute and relative returns.


Looking ahead, we plan to continue our strategy of concentrating our research on stocks that will benefit from the globalization of the consumer products industry and from the technological trends toward business productivity enhancement. Interest rate trends should reflect a slowing domestic economy and low inflation rate. Therefore, we plan to remain in the intermediate-term maturities in order to benefit from modestly declining or stable interest rates.

It will be difficult to match the investment returns of the last two years but we believe that the markets still provide selective opportunities for 1997.

Sincerely,


/s/ Thomas G. Plumb

Thomas G. Plumb
Portfolio Manager

*As measured by Lipper Analytical Services, Inc.

Comparison of Change in Value of a $10,000 Investment

                                                                          Lehman Brothers Intermediate
 DATE    Thompson Plumb Balanced Fund       Standard & Poor's 500 Index   Corp/Gov't Index
 ----    ----------------------------       ---------------------------   ----------------------------

Mar 87          10,000                         10,000                     10,000
Nov 87           8,450                          8,065                     10,125
Nov 88          10,164                          9,921                     10,905
Nov 89          12,243                         12,978                     12,274
Nov 90          12,388                         12,529                     13,254
Nov 91          14,661                         15,078                     15,032
Nov 92          16,260                         17,863                     16,286
Nov 93          16,752                         19,667                     17,872
Nov 94          17,112                         19,873                     17,545
Nov 95          20,708                         27,222                     20,096
Nov 96          26,052                         34,806                     21,266

--------------------------------------
    AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
 1 Year     5 Year    Since Inception
--------------------------------------
 25.80%     12.18%        10.35%
--------------------------------------

Past performance is not predictive of future performance.

                         THOMPSON PLUMB FUNDS, INC.
                        ANNUAL REPORT TO SHAREHOLDERS

                              November 30, 1996

                         BOND FUND INVESTMENT REVIEW

The Bond Fund allows individual investors to participate in a managed bond portfolio that seeks a high level of current income while preserving investment capital. Our strategy has been to invest in high-quality, investment-grade securities and to adjust our average maturities in anticipation of interest rate changes. In general, bond prices move in the opposite direction of interest rates and changes in interest rates typically have a greater effect on the prices of longer-term bonds than those with shorter maturities.

The investment strategy we employed for the Bond Fund during fiscal 1996 had two elements. First, we recognized that the general level of interest rates at the beginning of the year was relatively low as indicated by the 6.25 percent yield that was available from 30-year U.S. Treasury Bonds. We made an attempt to avoid depreciation of the Fund by holding shorter maturity bonds early in the fiscal year.

As interest rates moved to higher levels during the year, we used the opportunity to purchase bonds having progressively higher yields. The second aspect of our investment strategy was to increase the allocation of the Fund to higher quality corporate bonds. These bonds produced income at a level 50 basis points above U.S. Treasury Notes of comparable maturities.

As the year progressed, a sizeable amount of investment cash flow entered the Fund. This cash flow was invested in "A" and "AA" rated corporate bonds. It was a good opportunity to make purchases of new bond holdings, offsetting the decline in the existing investments that were in the portfolio at the beginning of the fiscal year. A slight depreciation in the unit value of the Fund of
0.75 percent reflected some timing issues of our dividend payout.

We think the Federal Reserve Board's focus upon inflation and its willingness to only permit a moderate level of growth in the economy will result in gradually declining long-term interest rates. Our portfolio of intermediate-term (5-10 year) corporate and U.S. Government Bonds should provide a good total return in this environment during the next fiscal year.

Sincerely,


/s/ John W. Thompson

John W. Thompson
Portfolio Manager

Comparison of Change in Value of a $10,000 Investment

                                               Lehman Brothers Intermediate
 DATE              Thompson Plumb Bond Fund    Corp/Gov't Index
 ----              ------------------------    ----------------------------
Feb 92                     10,000                    10,000
Nov 92                     10,480                    10,615
Nov 93                     11,395                    11,649
Nov 94                     11,058                    11,436
Nov 95                     12,612                    13,098
Nov 96                     13,181                    13,861


AVERAGE ANNUAL TOTAL RETURN
1 Year          Since Inception
4.51%                5.91%

Past performance is not predictive of future performance.

                         THOMPSON PLUMB FUNDS, INC.
                        ANNUAL REPORT TO SHAREHOLDERS

                              November 30, 1996

                        GROWTH FUND INVESTMENT REVIEW

The Growth Fund had another outstanding year, both in terms of absolute performance and relative to competing growth funds. On a total return basis, the Fund appreciated 35.52 percent during the year. It outperformed the average growth fund return of 19.22 percent by over 16 percent*.

There were several reasons for this excellent performance. First, the Fund stayed fully invested throughout the fiscal year and thus benefited from the strong general market for stocks. Second, the Fund continues to have the most representation in large, high-quality growth stocks. This type of stock again found greatest favor among stock investors, as compared to small or more cyclical types of stocks. The Fund has major positions in the stocks of Chevron, Eastman Kodak, Exxon, Federal National Mortgage, Johnson & Johnson, Kimberly-Clark, and MCI. Many of these companies are multinational and obtain good earnings growth in overseas markets.

In addition, the Fund had success in selecting a number of intermediate-size growth companies that augmented the performance for the fiscal year. In general, good stock selections were made across the portfolio and poor performers were small in number. Technology and healthcare holdings were the leading sectors in performance.

Quality is emphasized in the entire portfolio. Given our aversion to higher risk situations, the above-average annual performance is especially gratifying. Even more important, consistent performance over the long term is our primary goal and we are pleased to be making good progress toward this goal for your Fund.

Sincerely,


/s/ John W. Thompson

John W. Thompson
Portfolio Manager

*As measured by Lipper Analytical Service, Inc.

Comparison of Change in Value of a $10,000 Investment

 DATE              Thompson Plumb Growth Fund    Standard & Poor's 500 Index
 ----              --------------------------    ---------------------------
Feb 92                     10,000                    10,000
Nov 92                     10,185                    10,695
Nov 93                     10,235                    11,775
Nov 94                     10,215                    11,899
Nov 95                     13,573                    16,299
Nov 96                     18,394                    20,840


AVERAGE ANNUAL TOTAL RETURN
1 Year          Since Inception
35.52%               13.51%

Past performance is not predictive of future performance.

                         THOMPSON PLUMB FUNDS, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 1996


                                                     BALANCED FUND               BOND FUND             GROWTH FUND

ASSETS
 Investments, at market value (Cost $15,770,202,
  $21,477,705 and $18,307,574, respectively)
  Common stocks .................................     $15,177,962                         -            $23,425,235
  Bonds .........................................       5,307,543               $21,716,926                      -
  Short-term investments ........................         300,466                   165,770                660,547
                                                      -----------               -----------            -----------
                                                       20,785,971                21,882,696             24,085,782
 Prepaid expenses ...............................           5,501                     3,399                  2,234
 Dividends and interest receivable ..............         115,916                   297,177                 28,174
                                                      -----------               -----------            -----------
                                                       20,907,388                22,183,272             24,116,190
                                                      -----------               -----------            -----------
LIABILITIES
  Due on purchase of securities .................         103,183                         -                      -
  Accrued expenses payable ......................          18,019                    15,270                 16,643
  Due to investment advisor .....................          17,326                    15,089                 22,579
                                                      -----------               -----------            -----------
                                                          138,528                    30,359                 39,222
                                                      -----------               -----------            -----------
                                                      $20,768,860               $22,152,913            $24,076,968
                                                      ===========               ===========            ===========
NET ASSETS
   Capital stock ($.001 par value) ..............     $13,790,071               $21,651,740            $16,400,302
   Undistributed net investment income ..........         205,991                   277,450                      -
   Net realized gain (loss) on investments ......       1,757,029                  (181,268)             1,898,458
   Net unrealized appreciation on investments....       5,015,769                   404,991              5,778,208
                                                      -----------               -----------            -----------
                                                      $20,768,860               $22,152,913            $24,076,968
                                                      ===========               ===========            ===========

   Shares of capital stock outstanding
    (100,000,000 shares authorized) ............        1,255,483                 2,090,900                734,242

   Offering and redemption price/Net asset
    value per share                                   $     16.54               $     10.59            $     32.79
                                                      ===========               ===========            ===========


                The accompanying notes to financial statements
                    are an integral part of this statement.

                          THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                               November 30, 1996


                                  Shares or
                                  Principal   Market
                                   Amount     Value
                                  ---------   ------

BALANCED FUND
COMMON STOCKS - 73.0%
 CONSUMER NON-DURABLES - 5.1%
  Eastman Kodak...............     3,500 $  283,937
  Kimberly-Clark .............     3,000    293,625
  PepsiCo  ...................    16,000    484,000
                                          ---------
                                          1,061,562
                                          ---------
 HEALTH CARE - 14.1%
  Abbott Laboratories ........     9,000    500,625
  Johnson & Johnson ..........     7,000    372,750
  Medtronic ..................     3,500    231,875
  Merck & Co.  ...............     6,500    539,500
  St. Jude Medical (a) .......    12,000    501,000
  Sofamor/Danek Group (a) ....    15,000    421,875
  TheraTech (a) ..............    10,000    112,500
  United Healthcare ..........     6,000    258,750
                                          ---------
                                          2,938,875
                                          ---------
 SERVICES - 1.5%
  Merrill ....................    13,000    305,292
                                          ---------

 RETAIL - 2.0%
  Walgreen ...................    10,000    417,500
                                          ---------

 CAPITAL GOODS - 9.9%
  Advanced Lighting (a) ......    20,000    440,000
  Emerson Electric ...........     4,000    392,500
  General Electric ...........     5,500    572,000
  Grainger, W. W.  ...........     3,000    238,500
  Pall........................    10,000    261,250
  Rental Service (a) .........     6,000    154,500
                                          ---------
                                          2,058,750
                                          ---------

                                  Shares or
                                  Principal   Market
                                   Amount      Value
                                 ---------   -------
 BASIC MATERIALS - 5.8%

   Alco Standard .............     8,500 $  439,875
   Sigma-Aldrich .............     6,000    375,000
   Specialty Paperboard (a) ..    22,000    385,000
                                          ---------
                                          1,199,875
                                          ---------

 TECHNOLOGY - 17.4% ........
  EMC (a) ..................      16,000    516,000
  Hewlett-Packard ..........       7,500    404,063
  Intel ....................       5,000    634,375
  Lattice Semiconductor (a).      16,000    716,000
  Linear Technology ........      12,000    565,500
  Lucent Technologies ......       8,296    425,170
  Zebra Technologies -
  Class A (a)...............      14,000    360,500
                                          ---------
                                          3,621,608
                                          ---------
 ENERGY - 8.0%
    Chevron ..................     5,500    368,500
    Chieftain International (a)   17,500    428,750
    Enron Oil & Gas ..........    15,000    399,375
    Exxon ....................     5,000    471,875
                                          ---------
                                          1,668,500
                                          ---------
   TELECOMMUNICATIONS/CABLE - 3.0%
    AT & T ...................     4,000    157,000
    MCI Communications .......    15,000    457,500
                                          ---------
                                            614,500
                                          ---------
   FINANCIAL SERVICES - 6.2%
    Associates First Capital -
     Class A                       9,000    435,375
    First Financial - Wisconsin   15,000    448,125
    Marshall & Ilsley ........    12,000    408,000
                                          ---------
                                          1,291,500
                                          ---------
    TOTAL COMMON STOCKS
     (COST $10,320,315) ......           15,177,962
                                         ----------


                The accompanying notes to financial statements
                    are an integral part of this schedule.

                          THOMPSON PLUMB FUNDS, INC.

                           SCHEDULE OF INVESTMENTS
                              November 30, 1996
                                 (Continued)



                                     Shares or
                                     Principal      Market
                                      Amount         Value
                                     ---------      ------
BONDS - 25.6%
 UNITED STATES GOVERNMENT
   AND AGENCY ISSUES - 5.2%
    United States Treasury Notes
      7.250% Due 08/15/04  ........... 1,000,000  $ 1,076,250
    Total United States Government                 ----------

      and Agency Issues  .............              1,076,250
                                                   ----------
  CORPORATE BONDS - 20.4%

    American Home Products
     7.900% Due 02/15/05 ..............   750,000     818,205
    duPont, E. I. de Nemours
     8.500% Due 02/15/03 .............    288,000     309,329
     Ford Holdings
      9.250% Due 03/01/00 .............   565,000     613,907
     General Electric Capital
      8.750% Due 05/21/07 .............   510,000     595,277
     Mobil
      8.375% Due 02/12/01 .............   475,000     513,955
     Philip Morris
      8.625% Due 03/01/99 .............   400,000     419,840
     Philip Morris
      6.375% Due 02/01/06 .............   500,000     482,030
    Union Pacific
      6.000% Due 09/01/03 .............   500,000     478,750
                                                   ----------
    Total Corporate Bonds .............             4,231,293
                                                   ----------
    TOTAL BONDS
     (COST $5,149,421)    .............             5,307,543
                                                    ---------
                                        Shares or
                                        Principal     Market
                                         Amount        Value
                                        ---------     ------

SHORT-TERM INVESTMENTS - 1.4%

    Pitney Bowes Credit
     Variable Rate Demand Notes .......   172,210 $   172,210
    Southwestern Bell Telephone
     Variable Rate Demand Notes .......   128,256     128,256

    TOTAL SHORT-TERM INVESTMENTS
     (COST $300,466)            .......               300,466
                                                   ----------

   TOTAL INVESTMENTS - 100.0%
    (COST $15,770,202)          .......           $20,785,971
                                                  ===========



(a) Non-income producing


            The accompanying notes to financial statements are an
                        integral part of this schedule

                          THOMPSON PLUMB FUNDS, INC.

                           SCHEDULE OF INVESTMENTS
                              NOVEMBER 30, 1996
                                 (CONTINUED)


                                             Shares or
                                             Principal     Market
                                               Amount       Value
                                             ---------     ------
                              BOND FUND


 BONDS - 99.2%
     UNITED STATES GOVERNMENT
       AND AGENCY ISSUES - 33.0%
          Federal Home Loan Banks
              7.160% Due 07/03/06 ........ 1,000,000  $1,058,780
          Federal National Mortgage Assn.
              6.410% Due 03/08/06 ........ 1,000,000   1,005,290
          United States Treasury Notes
              6.375% Due 01/15/99 ........   900,000     913,923
          United States Treasury Notes
              8.000% Due 05/15/01 ........   900,000     977,202
          United States Treasury Notes
              7.500% Due 11/15/01 ........ 1,000,000   1,070,780
          United States Treasury Notes
              7.875% Due 11/15/04 ........ 1,000,000   1,116,560
          United States Treasury Notes
              7.500% Due 02/15/05 ........ 1,000,000   1,094,220
          Total United States Government               ---------
              and Agency Issues ..........             7,236,755
                                                       ---------
     CORPORATE BONDS - 66.2%
          American Home Products
              7.900% Due 02/15/05 ........ 1,000,000   1,090,940
          AT & T
              6.750% Due 04/01/04 ........   500,000     509,845
          AT & T
              7.000% Due 05/15/05 ........   500,000     516,565
          Baltimore Gas & Electric
              8.375% Due 08/15/01 ........   200,000     217,270
          Disney, Walt
              6.750% Due 03/30/06 ........   500,000     507,815


                                            Shares or
                                            Principal     Market
                                              Amount       Value
                                             ---------    ------


          First Bank Systems
              6.875% Due 09/15/07 ........   500,000     504,975
          General Electric Capital
              8.750% Due 05/21/07 ........   500,000     583,605
          Household Bank
              6.870% Due 05/15/01 ........ 1,000,000   1,024,560
          Lucent Technologies
              7.250% Due 07/15/06 ........ 1,000,000   1,051,560
          Maytag
              8.875% Due 07/15/99 ........   250,000     266,417
          Northern Trust
              7.300% Due 09/15/06 ........ 1,000,000   1,044,490
          Norwest Financial
              6.250% Due 11/01/02 ........   250,000     249,278
          Penney, J. C.
              7.375% Due 06/15/04 ........   500,000     525,155
          PepsiCo
              7.050% Due 05/15/06 ........   500,000     505,405
          Philip Morris
              9.000% Due 01/01/01 ........   500,000     546,095
          Sears, Roebuck
              6.700% Due 11/15/06 ........ 1,000,000   1,004,690
          Smithkline Beecham
              7.375% Due 04/15/05 ........   500,000     527,815
          Time Warner
              7.450% Due 02/01/98 ........   500,000      507,500
          Time Warner
              7.950% Due 02/01/00 ........   200,000      207,126
          Travelers/Aetna
              6.750% Due 04/15/01 ........   500,000      509,220
          Tribune
              6.875% Due 11/01/06 ........ 1,000,000    1,020,310
          Wal-Mart Stores
              7.500% Due 05/15/04 ........   500,000      531,405

                The accompanying notes to financial statements
                    are an integral part of this schedule.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                              NOVEMBER 30, 1996
                                 (CONTINUED)


                                                 Share or
                                                 Principal        Market
                                                 Amount            Value
                                             -------------      -------------

BONDS - 99.2% (Continued)
    Wells Fargo
      7.125% Due 08/15/06 ................       1,000,000     $ 1,028,130
                                                               -----------
    Total Corporate Bonds ................                      14,480,171
                                                               -----------
    TOTAL BONDS
      (COST $21,311,935) .................                      21,716,926
                                                               -----------

SHORT TERM INVESTMENTS - 0.8%

    Pitney Bowes Credit
       Variable Rate Demand Notes ........         165,770         165,770
                                                               -----------
    TOTAL SHORT-TERM INVESTMENTS
       (COST $165,770) ...................                         165,770
                                                               -----------
    TOTAL INVESTMENTS - 100.0%
      (COST $21,477,705)..................                     $21,882,696
                                                               ===========

                                              Shares or
                                              Principal            Market
                                              Amount                Value
                                             -------------      -------------
                                                       GROWTH FUND
COMMON STOCKS - 97.3%
  CONSUMER DURABLES - 1.5%
   Chrysler ..........................        10,000           $   355,000
                                                               -----------

  CONSUMER NON-DURABLES - 11.5%
   Eastman Kodak .....................        12,000               973,500
   Kimberly-Clark.....................         2,000               195,750
   PepsiCo............................        25,000               756,250
   Philip Morris .....................         5,000               516,250
   Procter & Gamble ..................         3,000               326,250
                                                               -----------
                                                                 2,768,000
                                                               -----------
  HEALTH CARE - 16.8%
   Abbott Laboratories................        10,000               556,250
   DENTSPLY International.............        10,000               465,000
   Johnson & Johnson..................         6,000               319,500
   Merck & Co ........................        12,000               996,000
   St. Jude Medical (a) ..............        12,000               501,000
   Schering-Plough ...................         4,000               285,000
   Sofamor/Danek Group (a) ...........        33,000               928,125
                                                               -----------
                                                                 4,050,875
  SERVICES - 5.8%                                              -----------
   Merrill ...........................        15,000               352,260
   Metromail (a) .....................         8,000               185,000
   New York Times - Class A ..........        10,000               373,750
   Sysco .............................         6,000               204,750
   Universal Outdoor Holdings (a) ....        10,000               272,500
                                                               -----------
                                                                 1,388,260
  RETAIL- 1.6%                                                 -----------
   Walgreen ..........................         9,000               375,750
                                                               -----------



                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                            THOMPSON PLUMB FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                              NOVEMBER 30, 1996
                                 (CONTINUED)

                                                Shares or
                                                Principal     Market
                                                Amount        Value
                                                ---------     ------
COMMON STOCKS - 97.3% (Continued)
  CAPITAL GOODS - 11.1%
    Advanced Lighting (a)...................      23,000    $ 506,000
    AMP ....................................      10,000      382,500
    Emerson Electric .......................       2,000      196,250
    General Electric .......................       4,000      416,000
    Grainger,W. W. .........................       5,000      397,500
    Pall ...................................      22,000      574,750
    Rental Service (a) .....................       8,300      213,725
                                                            ---------
                                                            2,686,725
                                                            ---------
  BASIC MATERIALS - 4.4%
    Alco Standard ..........................       6,000      310,500
    Sigma-Aldrich ..........................      12,000      750,000
                                                            ---------
                                                            1,060,500
                                                            ---------
 TECHNOLOGY- 19.4%
    Atmel (a) ...............................      4,000      131,500
    Dallas Semiconductor ....................     12,000      261,000
    EMC (a) .................................     25,000      806,250
    Intel ...................................      3,000      380,625
    Lattice Semiconductor (a) ...............     24,000    1,074,000
    Linear Technology .......................     22,000    1,036,750
    Lucent Technologies .....................      7,100      363,875
    Zebra Technologies - Class A (a) ........     24,000      618,000
                                                            ---------
                                                            4,672,000
  ENERGY- 11.3%                                             ---------
    Chevron .................................      6,000      402,000
    Chieftain International (a) .............     30,000      735,000
    Enron Oil & Gas..........................     30,000      798,750
    Exxon....................................      5,000      471,875
    Weatherford Enterra (a)..................     10,000      305,000
                                                            ---------
                                                            2,712,625
                                                            ---------

  TELECOMMUNICATIONS/CABLE - 3.8%
    MCI Communications ........................   30,000      915,000
                                                            ---------



                                               Shares or
                                               Principal      Market
                                                Amount        Value
                                              ---------       ------

  FINANCIAL SERVICES - 10.1%
    Associates First Capital - Class A .......   12,000   $   580,500
    Federal National Mortgage ................   16,000       660,000
    First Financial - Wisconsin ..............   16,000       478,000
    Household International ..................    2,000       189,500
    Mercury Finance ..........................   20,000       232,500
    MGIC Investment  .........................    4,000       300,000
                                                            ---------
                                                            2,440,500
                                                            ---------
    TOTAL COMMON STOCKS
      (COST $17,647,027) .....................             23,425,235
                                                           ----------
SHORT-TERM INVESTMENTS - 2.7%

  Pitney Bowes Credit
    Variable Rate Demand Notes ...............  503,757       503,757
  Southwestern Bell Telephone
    Variable Rate Demand Notes ...............  156,790       156,790
                                                           ----------
  TOTAL SHORT-TERM INVESTMENTS
    (COST $660,547) ..........................                660,547
                                                           ----------
  TOTAL INVESTMENTS - 100.0%
    (COST $18,307,574) .......................            $24,085,782
                                                          ===========

(a) Non-income producing

                 The accompanying notes to financial statements
                     are an integral part of this schedule.

                          THOMPSON PLUMB FUNDS, INC.

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                                           BALANCED FUND         BOND FUND        GROWTH FUND
INVESTMENT INCOME
 Dividends ............................... $  181,388           $    6,102       $  204,263
 Interest ................................    351,230            1,166,206           20,160
                                            ---------           ----------       ----------
                                              532,618            1,172,308          224,423
                                            ---------           ----------       ----------
Expenses
 Accounting services fees ................     38,456               35,457           34,990
 Directors fees ..........................      8,888                7,733            7,379
 Investment advisory fees ................    163,437              115,203          171,264
 Professional fees .......................     20,280               18,996           21,676
 Shareholder servicing costs .............     29,509                6,921           16,616
 Other expenses                                18,273               16,012           19,138
                                            ---------           ----------       ----------
                                              278,843              200,322          271,063
                                            ---------           ----------       ----------
NET INVESTMENT INCOME (LOSS)                  253,775              971,986          (46,640)
                                            ---------           ----------       ----------
Net realized gain on investments            1,771,008                6,569        1,923,779
Net unrealized appreciation on investments  2,439,535               16,764        3,860,456
                                            ---------           ----------       ----------
Net gain on investments                     4,210,543               23,333        5,784,235
                                            ---------           ----------       ----------
Net increase in net assets resulting from
 operations .............................. $4,464,318           $  995,319       $5,737,595
                                            =========           ==========       ==========



                The accompanying notes to financial statements
                    are an integral part of this statement.

                          THOMPSON PLUMB FUNDS, INC.
                      STATEMENT OF CHANGES IN NET ASSETS



                                                             BALANCED FUND              BOND  FUND               GROWTH FUND

                                                         Year Ended November 30,    Year Ended November 30,  Year Ended November 30,
                                                         -----------------------    -----------------------  -----------------------
                                                            1996           1995        1996          1995     1996          1995
                                                         -------------  ---------    ----------   ---------   -------      -------

INCREASE IN NET ASSETS
  Operations
   Net investment income (loss) ......................... $   253,775   $   298,609 $   971,986 $   711,040 $  (46,640)  $  (24,446)
   Net realized gain on investments .....................   1,771,008     1,051,073       6,569      90,541  1,923,779      259,674
   Net unrealized appreciation on investments ...........   2,439,535     1,958,203      16,764     803,692  3,860,456    1,815,719
                                                            ---------     ---------   ---------  ---------- ----------   ----------
  Net increase in net assets resulting from operations ..   4,464,318     3,307,885     995,319   1,605,273  5,737,595    2,050,947
                                                            ---------     ---------   ---------  ---------- ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income ..............    (298,611)     (358,945)   (884,221)   (653,566)         -          -
  Distributions from net realized gains on securities
   transactions .........................................  (1,112,851)   (1,971,983)          -           -   (284,824)    (430,201)
                                                            ---------     ---------   ---------  ---------- ----------   ----------
 Total distributions to shareholders ....................  (1,411,462)   (2,330,928)   (884,221)   (653,566)  (284,824)    (430,201)
                                                            ---------     ---------   ---------  ---------- ----------   ----------

FUND SHARE TRANSACTIONS .................................    (370,471)     (126,613)  7,171,580   3,705,177  6,055,030    6,247,542
                                                            ---------     ---------  ----------  ---------- ----------   ----------


TOTAL INCREASE IN NET ASSETS ............................   2,682,385       850,344   7,282,678   4,656,884 11,507,801    7,868,288

Net Assets

  Beginning of period ...................................  18,086,475    17,236,131  14,870,235  10,213,351 12,569,167    4,700,879
                                                            ---------    ----------  ----------  ---------- ----------   ----------
  End of period (including undistributed net investment
   income of $205,991; $250,827; $277,450; $189,685; $0 and
   $0, respectively) .................................... $20,768,860   $18,086,475 $22,152,913 $14,870,235 $24,076,968  $12,569,167
                                                          ===========   =========== =========== =========== ===========  ===========


                The accompanying notes to financial statements
                    are an integral part of this statement.

                          THOMPSON PLUMB FUNDS, INC.
                        NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company is a series of separate mutual funds:   Thompson Plumb Balanced
Fund (the "Balanced Fund"), Thompson Plumb Bond Fund (the "Bond Fund"), and Thompson Plumb Growth Fund (the "Growth Fund"), collectively the "Funds." The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Portfolio securities which are traded on an exchange or in the over-the-counter market are valued at the last sale price reported on the day of valuation. Securities for which there are no transactions on a given day or securities not traded on an exchange or in the over-the-counter market are valued at the average of the most recent bid and asked prices. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor (Thompson, Plumb & Associates, Inc.) pursuant to procedures established under the general supervision and responsibility of the Board of Directors of Thompson Plumb Funds, Inc.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or

                          THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                 (CONTINUED)

AAA, AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa, Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

PERMANENT BOOK AND TAX DIFFERENCES - Cumulative permanent book and tax differences of $153,478 in undistributed net investment loss have been reclassified to paid-in capital for the Growth Fund.

OTHER - Investment security transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book and tax purposes.
Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


NOTE 3 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds during 1996 and 1995 were as follows:


                                                          1996                             1995
                                                 --------------------              --------------------
                                                 Shares       Dollars              Shares       Dollars
                                                 ------       -------              ------       -------
BALANCED FUND
Shares sold                                      183,503     $2,574,836             191,606   $2,540,438
Shares issued in reinvestment of dividends        21,882        288,668              29,018      347,632
Shares issued in reinvestment of realized gains   81,571      1,076,090             159,459    1,910,301
Shares redeemed                                 (302,593)    (4,310,065)           (381,297)  (4,924,984)
                                                --------      ---------            ---------   ---------
Net decrease                                     (15,637)    $ (370,471)             (1,214)  $ (126,613)
                                                ========      =========            =========   =========

BOND FUND
Shares sold                                      801,845     $8,257,776             492,422   $5,103,604
Shares issued in reinvestment of dividends        80,217        820,128              57,149      582,902
Shares redeemed                                 (184,314)    (1,906,324)           (190,417)  (1,981,329)
                                                --------      ---------            --------    ---------
Net increase                                     697,748     $7,171,580             359,154   $3,705,177
                                                ========      =========            ========    =========
GROWTH FUND
Shares sold                                      252,647     $6,819,690             271,434   $6,162,583
Shares issued in reinvestment of realized gains    9,451        229,870              21,159      405,826
Shares redeemed                                  (35,998)      (994,530)            (14,544)    (320,867)
                                                --------      ---------            --------    ---------
Net increase                                     226,100     $6,055,030             278,049   $6,247,542
                                                ========     ==========            ========   ==========

                          THOMPSON PLUMB FUNDS, INC.

                        NOTES TO FINANCIAL STATEMENTS
                                 (Continued)

NOTE 4 - INVESTMENT ADVISORY & ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Balanced Fund, .85 of 1% of net assets up to $50 million and .80 of 1% of net assets in excess of $50 million; (ii) for the Bond Fund,
 .65 of 1% of net assets up to $50 million and .60 of 1% of net assets in excess of $50 million; (iii) for the Growth Fund, 1.00% of net assets up to $50 million and .90 of 1% of net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of
 .20 of 1% of net assets up to $30 million and .125 of 1% of net assets in excess of $30 million, with a minimum fee of $30,000 per year.

Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

                          THOMPSON PLUMB FUNDS, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (Continued)




NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and realized gains on securities for the Balanced Fund and the Growth Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

Quarterly distributions from net investment income for the Bond Fund during fiscal 1996 totaled $884,221 or $0.53 per share. For the period ended November 30, 1996, a capital gains distribution for the Balanced Fund and the Growth Fund and a distribution from net investment income for the Balanced Fund and the Bond Fund were declared December 23, 1996 payable to shareholders on December 24, 1996.


                                      CAPITAL GAINS DISTRIBUTIONS
                               1996 Long-term            1996 Short-term
                           -----------------------   -----------------------
                              Total           Per       Total           Per
                           Distribution      Share   Distribution      Share
                           ------------      -----   ------------      -----
         BALANCED FUND     $1,156,101        $0.90     $567,560        $0.44
         GROWTH FUND       $  998,460        $1.34     $839,536        $1.13




                                  DIVIDENDS FROM NET INVESTMENT INCOME
                                                 1996
                           -------------------------------------------------
                                           Total          Per
                                       Distribution      Share
                                       ------------      -----
         BALANCED FUND                   $294,243        $0.23
         BOND FUND                       $384,392        $0.18

                          THOMPSON PLUMB FUNDS, INC.

                        NOTES TO FINANCIAL STATEMENTS

                                 (CONTINUED)


NOTE 6 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the year ended November 30, 1996 were as follows:



                                        Balanced Fund                   Bond Fund                       Growth Fund

U. S. Government Securities
---------------------------
    Purchases                          $5,464,297                      $13,053,492                                -
    Sales                              $6,398,732                      $14,096,031                                -

Securities other than
U. S. Government and
Short-term Investments
-----------------------
    Purchases                          $19,802,054                     $12,386,470                      $22,920,676
    Sales                              $20,302,708                     $ 3,789,084                      $17,200,113



NOTE 7 - FEDERAL INCOME TAXES
No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Bond Fund has $177,789 of net capital losses which expire November 30, 2002 that may be used to offset capital gains in future years to the extent provided by tax regulations.

During the period ended November 30, 1996, the Bond Fund utilized a Federal income tax capital loss carryforward of $9,040 to offset certain realized capital gains during the period.

The Balanced Fund incurred $14,451 of post-October capital losses, during 1996, which may be used to offset capital gains in future years to the extent provided by tax regulations.

For Federal income tax purposes at November 30, 1996:


                                                  Aggregate               Aggregate
                                                  unrealized               unrealized           Net unrealized
                       Aggregate cost            appreciation             depreciation           appreciation
                       of investments           for investments         for investments         for investments
                       in securities                  held                  held                     held
                      ------------------------------------------------------------------------------------------
Balanced Fund           $15,770,302             $5,030,540              ($14,871)               $5,015,669
Bond Fund               $21,481,182             $  420,910              ($19,396)               $  401,514
Growth Fund             $18,318,190             $5,779,687              ($12,095)               $5,767,592


                          THOMPSON PLUMB FUNDS, INC.
                             FINANCIAL HIGHLIGHTS


The following table presents information relating to a share of capital stock outstanding for the entire period.

                                                                          Year Ended November 30,
                                           ----------------------------------------------------------------------------------
                                              1996    1995    1994    1993    1992    1991    1990    1989    1988   1987 (d)
                                              ----    ----    ----    ----    ----    ----    ----    ----    ----   --------
BALANCED FUND
NET ASSET VALUE, BEGINNING OF PERIOD        $14.23  $13.55  $14.17  $14.57  $13.50  $11.69  $11.87  $10.06   $8.45  $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                     0.19    0.24    0.27    0.28    0.30    0.27    0.27    0.30    0.19    0.09
    Net realized and unrealized
      gains (losses) on investments           3.21    2.26    0.04    0.15    1.16    1.83   (0.14)   1.72    1.51   (1.64)
                                             ------   -----   -----   -----  ------   -----  -------  -----   -----   ------
    Total from Investment Operations          3.40    2.50    0.31    0.43    1.46    2.10    0.13    2.02    1.70   (1.55)
LESS DISTRIBUTIONS
    Dividends from net investment income     (0.23)  (0.28)  (0.27)  (0.28)  (0.28)  (0.29)  (0.31)  (0.21)  (0.09)      -
    Distributions from capital gains         (0.86)  (1.54)  (0.66)  (0.55)  (0.11)      -       -       -      -        -
                                             -------  ------  ------  ------  ------  ------  ------  ------  ------ -------

    TOTAL DISTRIBUTIONS                     (1.09)  (1.82)  (0.93)  (0.83)  (0.39)  (0.29)  (0.31)  (0.21)  (0.09)      -

NET ASSET VALUE, END OF PERIOD               $16.54  $14.23  $13.55  $14.17  $14.57  $13.50  $11.69  $11.87  $10.06   $8.45
                                             ======  ======  ======  ======  ======  ======  ======  ======  ======   =====
TOTAL RETURN                                  25.80%  21.02%   2.15%   3.02%  10.91%  18.35%   1.18%  20.46%  20.28% (15.50%)(a)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (millions)      $20.8   $18.1   $17.2  $21.5   $20.9   $18.1   $11.4    $9.0    $6.4      $4.4
    Ratio of expenses to average net assets    1.45%   1.49%   1.42%  1.40%   1.48%   1.64%   1.84%   2.00%   2.00%(c)  2.00%(b)(c)
    Ratio of net income to average
       net assets                              1.32%   1.71%   1.84%  1.89%   2.14%   2.46%   2.49%   2.95%   2.15%(c)  1.93%(b)(c)
    Portfolio turnover rate                  134.82% 111.16% 110.01% 91.77%  52.75%  48.46%  56.86%  55.69%  80.96%   114.06%
    Average commission rate paid            $0.0745       -       -      -       -       -       -       -       -         -

(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  Computed after giving effect to Advisor's expense reimbursement as follows:           1988        1987 (d)
                                                                                           ----        -------
        Advisor's expense reimbursement                                                   $13,977      $4,994
        Ratio of expenses to average net assets without reimbursement                         2.2%        2.2%(b)
        Ratio of net income to average net assets without reimbursement                       1.9%        1.7%(b)

(d)  For the period March 16, 1987 (commencement of operations) through November 30, 1987.



                          THOMPSON PLUMB FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                 (Continued)


The following table presents information relating to a share of capital stock outstanding for the entire period.




                                           Year Ended November 30,
                                         ---------------------------

                                         1996        1995       1994         1993         1992 (d)
BOND FUND
NET ASSET VALUE, BEGINNING OF PERIOD    $10.67       $9.88       $10.78       $10.33        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                  0.52        0.57         0.48         0.45          0.20
   Net realized and unrealized
     gains (losses) on investments       (0.07)       0.78        (0.78)        0.44          0.28
                                        ------        -----       -----       ------         ------
   TOTAL FROM INVESTMENT OPERATIONS       0.45        1.35        (0.30)        0.89          0.48
LESS DISTRIBUTIONS
   Dividends from net investment income  (0.53)      (0.56)       (0.47)       (0.42)        (0.15)
   Distributions from capital gains          -            -       (0.13)       (0.02)            -
                                         -----        -----        -----        -----         -----
   TOTAL DISTRIBUTIONS                   (0.53)       (0.56)      (0.60)       (0.44)        (0.15)

NET ASSET VALUE, END OF PERIOD          $10.59       $10.67       $9.88       $10.78        $10.33
                                        ======       ======       =====       ======        ======
TOTAL RETURN                              4.51%       14.06%    % (2.96%)       8.74%         4.80%(a)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (millions)  $22.2       $ 14.9       $ 10.2       $  6.2       $  3.9
   Ratio of expenses to average
     net assets                           1.13%        1.13%(c)     1.00%(c)     1.00%(c)     1.15%(b)(c)
   Ratio of net income to average
     net assets                           5.48%        5.70%(c)     4.83%(c)     4.44%(c)     4.36%(b)(c)
   Portfolio turnover rate              104.43%      111.95%      165.74%      111.18%      227.03%



(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  Computed after giving effect to Advisor's
     expense reimbursement as
     follows:
                                                 1995      1994     1993     1992 (d)
         Advisor's expense reimbursement        $25,775   $46,412   $39,759  $20,582
         Ratio of expenses to average net
           assets without reimbursement            1.34%     1.48%     1.76%    2.36%(b)
         Ratio of net income to average
           net assets without reimbursement        5.49%     4.34%     3.68%    3.13%(b)

(d)  For the period February 10, 1992  (commencement of operations) through
November 30, 1992.


                          THOMPSON PLUMB FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                                  (CONTINUED)





The following table presents information relating to a share of capital stock outstanding for the entire period.





                                                                 Year Ended November 30,
                                                          ----------------------------------------
                                                           1996   1995    1994    1993    1992 (d)
     GROWTH FUND
NET ASSET VALUE, BEGINNING OF PERIOD                       $24.74  $20.43  $20.47  $20.37  $20.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment loss                                     (0.06)  (0.05)  (0.20)  (0.12)  (0.05)
    Net realized and unrealized gains on investments         8.66    6.22    0.16    0.22    0.42
                                                           ------  ------   ------  ------  ------
    TOTAL FROM INVESTMENT OPERATIONS                         8.60    6.17   (0.04)   0.10    0.37
LESS DISTRIBUTIONS
    Dividends from net investment income                        -       -       -       -       -
    Distributions from capital gains                        (0.55)  (1.86)      -       -       -
                                                            -----  ------   ------  ------  ------
TOTAL DISTRIBUTIONS                                         (0.55)  (1.86)      -       -       -

NET ASSET VALUE, END OF PERIOD                             $32.79  $24.74  $20.43  $20.47  $20.37
                                                           ======  ======  ======  ======  ======
TOTAL RETURN                                               35.52%  32.87%   (0.19%)  0.49%   1.85%(a)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (millions)                   $24.1   $12.6     $4.7     $7.1    $7.4
    Ratio of expenses to average net assets                  1.58%   2.00%    2.00%(c) 1.93%   2.00%(b)(c)
    Ratio of net income to average net assets               (0.27%) (0.31%)  (0.49%)(c)(0.54%) (0.40%)(b)(c)
    Portfolio turnover rate                                101.91%  86.68%  116.69%    98.93%  43.23%
     Average commission rate paid                         $0.0858       -        -         -       -



(a)  Calculated on a non-annualized basis.

(b)  Calculated on an annualized basis.

(c)  Computed after giving effect to Advisor's expense reimbursement as
follows:                                                                              1994              1992(d)
                                                                                     -----              ------
     Advisor's expense reimbursement                                               $16,467            $2,638
     Ratio of expenses to average net assets without reimbursement                    2.31%            2.05%(b)
     Ratio of net income to average net assets without reimbursement                 (0.80%)          (0.46%)(b)

(d)  For the period February 10, 1992  (commencement of operations) through
     November 30, 1992.


                      [PRICE WATERHOUSE LLP LETTERHEAD]


                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Thompson Plumb Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thompson Plumb Balanced Fund, Thompson Plumb Bond Fund and Thompson Plumb Growth Fund (constituting the Thompson Plumb Funds, Inc., hereafter referred to as the "Funds") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period ended November 30, 1996 and for the period March 16, 1987 (commencement of operations) through November 30, 1987 for the Thompson Plumb Balanced Fund and for the four years in the period ended November 30, 1996 and the period February 10, 1992 through November 30, 1992 for Thompson Plumb Bond Fund and Thompson Plumb Growth Fund, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP
January 13, 1997

                            DIRECTORS OF THE FUNDS

                               George H. Austin

                               Mary Ann Deibele

                                John W. Feldt

                              Donald A. Nichols

                     Thomas G. Plumb, CFA; Vice President
                      Thompson, Plumb & Associates, Inc.

                       John W. Thompson, CFA: President
                      Thompson, Plumb & Associates, Inc.

                            OFFICERS OF THE FUNDS

                            John W. Thompson, CFA
                             Chairman & Secretary

                             Thomas G. Plumb, CFA
                            President & Treasurer

                        CUSTODIAN, TRANSFER AGENT AND
                          DIVIDEND DISBURSING AGENT
                           Firstar Trust Company
                                 P.O. Box 701
                          Milwaukee, Wisconsin 53201

                           INDEPENDENT ACCOUNTANTS
                             Price Waterhouse LLP
                            30 South Sixth Street
                         Minneapolis, Minnesota 55402

                                LEGAL COUNSEL
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202

                              INVESTMENT ADVISOR
                      Thompson, Plumb & Associates, Inc.
                       8201 Excelsior Drive, Suite 200
                           Madison, Wisconsin 53717
                          Telephone:  (608)831-1300